Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of associates [line items]
Investment in associates	$ 5,002	$ 4,612
Business and asset disposal (including impairment losses)	(274)	181	[1]	$ (397)	[1]
Exceptional share of results of associates	9	104	[1]	(35)	[1]
Ghost Beverages LLC [Member]
Disclosure of associates [line items]
Business and asset disposal (including impairment losses)		437
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates	$ 185	$ 141		$ 126

[1]	Amended to conform to the 2025 presentation.